Other disclosures - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 1,216	€ 1,352
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	166,317	163,941
Financial liabilities, at fair value	184,727	179,766
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	16,981	15,319	€ 11,195	€ 10,351
Financial liabilities, at fair value	1,216	1,352	1,433	1,227
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	954	934	802	869
Financial liabilities held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	26	0
Financial liabilities held for trading | Customer | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	52	0
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	876	934	802	869
Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	499	479	304	388
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	15	0	0	8
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	111	79	65	139
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	155	294	222	187
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	67	82	211	147
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	160	352	29
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	232	246	274	323
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,477	3,930	2,043	2,086
Financial assets held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	468	0
Financial assets held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	69	769
Financial assets held for trading | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,843	1,801
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	885	947	1,201	1,147
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	649	556	799	577
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15	2	8	9
Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	42	30	30	153
Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	0
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	56	241	196	235
Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	121	118	168	173
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	1	1
Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	212	413	534	914
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,359	2,588	2,095	2,095
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	82	505	132	287
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,045	1,841	1,719	1,495
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	232	242	244	313
Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	45	106	709	181
Financial assets at fair value through profit and loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17	20	224	31
Financial assets at fair value through profit and loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	28	86	485	150
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,086	8,675	6,348	5,989
Financial assets at fair value through other comprehensive income | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,529	7,253	5,316	4,938
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	286	375	355	492
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,271	1,047	€ 677	€ 559
Financial assets and liabilities, category | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	126,702	121,243
Financial assets and liabilities, category | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	954	934
Financial assets and liabilities, category | Financial liabilities held for trading | Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10,096	13,300
Financial assets and liabilities, category | Financial liabilities held for trading | Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	20,694	26,284
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	26	0
Financial assets and liabilities, category | Financial liabilities held for trading | Customer | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	39,945	18,984
Financial assets and liabilities, category | Financial liabilities held for trading | Customer | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	52	0
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	48,722	56,205
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	876	934
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	33,411	41,283
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	499	479
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,759	1,057
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	15	0
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,095	2,295
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	111	79
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	824	1,160
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	155	294
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	604	1,276
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	29	0
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10,029	9,134
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	67	82
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,245	6,470
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,401	4,740
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	30	12
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,306	4,618
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	29	12
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	3
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	0
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	95	119
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	35,513	36,200
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	160
Financial assets and liabilities, category | Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	18,111	17,583
Financial assets and liabilities, category | Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	232	246
Financial assets and liabilities, category | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	141,450	138,176
Financial assets and liabilities, category | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,477	3,930
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	16,217	12,966
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	468	0
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22,509	26,546
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	69	769
Financial assets and liabilities, category | Financial assets held for trading | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	31,711	24,602
Financial assets and liabilities, category | Financial assets held for trading | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,843	1,801
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13,957	11,115
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	212	413
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	57,056	62,947
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	885	947
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	40,004	47,519
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	649	556
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,812	1,583
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15	2
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,583	1,879
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	42	30
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	316	1,445
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	0
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	651	465
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	56	241
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12,690	10,056
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	121	118
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,614	5,652
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14	20
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,311	5,390
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14	20
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	84	2
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	219	260
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,506	1,505
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,359	2,588
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	770	763
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,045	1,841
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	52	205
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	232	242
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	684	537
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	82	505
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,933	5,065
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	45	106
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,110	408
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,814	4,590
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17	20
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9	67
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	28	86
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12,814	13,543
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,086	8,675
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	33	5
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	286	375
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,738	9,644
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,271	1,047
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,043	3,894
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 7,529	€ 7,253